Loans (Risk Category of Loans by Class Based on Most Recent Analysis Performed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	66,540	66,599
Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	64,669	63,941
Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross
Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,871	2,658
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	10,409	13,395
Consumer - Real Estate [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	10,381	13,248
Consumer - Real Estate [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	28	147
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,259	1,477
Consumer - Other [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	1,252	1,473
Consumer - Other [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivables, gross	$ 6	$ 4